Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 522,701	$ 437,885
CANADA
Disclosure of geographical areas [line items]
Revenues	312,349	284,614
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	$ 189,883	$ 139,519